SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interests (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Noncontrolling Interest [Line Items]
Acquisition of Noncontrolling interest	$ 706,659
Noncontrolling interests	$ 1,809,852	$ 2,743,273
Chengdu QLS and subsidiaries
Noncontrolling Interest [Line Items]
Acquired equity interest, subsidiaries, percentage	7.76%
Gansu QLS
Noncontrolling Interest [Line Items]
Ownership interest (in percent)	0.786%	1.703%
Noncontrolling interests	$ 240,683	$ 387,420
Chengdu QLS and subsidiaries
Noncontrolling Interest [Line Items]
Ownership interest (in percent)	20.49%	28.25%
Noncontrolling interests	$ 1,569,169	$ 2,355,853
Equity interest, percentage	79.51%	71.75%